Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Trade and other payables
Trade payables	$ 1,264	$ 1,041
Accrued expenses	4,280	137
Advance received for procurement		366
Other payables	78
Total trade and other payables	$ 5,622	$ 1,544